Cash and Cash Equivalents - Reconciliation to the statement of cash flows (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Cash and due from banks
Cash		$ 522,869		$ 665,464
Current account with the Central Bank		162,421		118,501
Deposits in other domestic banks		9,922		8,433
Deposits abroad		362,181		615,769
Subtotal - Cash and due from banks	$ 1,718,137	1,057,393		1,408,167
Transactions in the course of collection		226,097		181,270
Highly liquid financial instruments (shown in other assets)		78,069		25,823
Repurchase agreements		76,839		39,950
Total cash and cash equivalents	$ 2,337,223	1,438,398	$ 2,689,518	1,655,210	$ 1,709,877	$ 1,490,174
Highly Liquid Financial Instruments
Financial Assets Held-for-trading		78,069		25,823
Total		$ 78,069		$ 25,823